Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets
Goodwill and Other Intangible Assets
7.	Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill for the year ended December 31 is as follows:

	Banking	Insurance	Benefit Consulting
	Activities	Activities	Activities	Total

Balance as of January 1, 2009	$10,005,131	$10,184,021	$2,774,287	$22,963,439
Goodwill acquired	—	84,245	135,417	219,662
Balance as of December 31, 2009	10,005,131	10,268,266	2,909,704	23,183,101
Goodwill acquired	—	—	117,520	117,520

Balance as of December 31, 2010	10,005,131	10,268,266	3,027,224	23,300,621
Transfer of Goodwill	—	(1,133,075)	1,133,075	—
Goodwill acquired	—	586,445	95,388	681,833
Balance as of December 31, 2011	$10,005,131	$9,721,636	$4,255,687	$23,982,454

During 2006, the Company completed its acquisition of Parsons, Cote & Company. Goodwill in the amount of $576,000 and intangible assets in the amount of $71,000 were recorded as part of the Parsons, Cote & Company acquisition. Under the terms of the agreement, contingent purchase payments based on future performance levels may be made over a three-year period ending December 31, 2008. Additional goodwill in the amount of $84,245 was recorded for the contingent purchase payment made in 2009.

During 2006, the Company completed its acquisition of Benefit Consulting Group LLC. Goodwill in the amount of $2.5 million and other intangible assets in the amount of $1.1 million were recorded as part of the acquisition of Benefit Consulting Group LLC. Under the terms of the agreement, contingent purchase payments based on future performance levels may be made over a five-year period ending December 31, 2010. Additional goodwill in the amount of $95,388, $117,520 and $135,417 was recorded for the contingent purchase payment made in 2011, 2010 and 2009 respectively based on performance through December 31, 2010. During 2011, $1.1 million of goodwill was transferred between the insurance activities and the benefit consulting activities which represented the movement of a segment of business that was transferred from Bailey and Haskell Associates, Inc. to Benefit Consulting Group LLC after the acquisition of Benefit Consulting Group LLC.

During 2011, the Company completed its acquisition of David Holmes Agency, Inc., an insurance agency operating in Utica, New York. The Company paid $361,718 in cash and established a note payable for $361,718 to be paid monthly over 24 months with interest at 3.00% per annum for fixed assets and other intangible assets. Goodwill in the amount of $586,445 and intangible assets in the amount of $136,991 were recorded in conjunction with the acquisition. David Holmes Agency, Inc has been subsequently merged into Bailey and Haskell Associates, Inc. During 2011, the Company paid $163,099 in principal and $7,919 in interest payments on the note.

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value, which is determined through a two-step impairment test. Management has identified that the Company has four reporting units, its banking unit, its insurance unit, its employee benefits consulting unit and its risk management activities unit. There is no goodwill attributable to the risk management activities unit. Step 1 includes the determination of the carrying value of each reporting unit, including the existing goodwill and intangible assets, and estimating the fair value of the reporting unit. If the carrying amount of the reporting units exceeds their fair value, we are required to perform a second step to the impairment test.

Our annual impairment analysis as of December 31, 2011 and 2010 indicated that a step 2 analysis was not necessary. As of December 31, 2011 and 2010, no impairment was recorded for goodwill.

Other intangible assets consist of the following at December 31:

	As of December 31, 2011
	Gross
	Carrying	Accumulated
	Value	Amortization	Net

Core deposit intangible	$2,705,391	$(2,060,448)	$644,943
Customer relationship intangible	1,402,534	(1,083,251)	319,283
Total	$4,107,925	$(3,143,699)	$964,226

	As of December 31, 2010
	Gross
	Carrying	Accumulated
	Value	Amortization	Net

Core deposit intangible	$2,705,391	$(1,786,368)	$919,023
Customer relationship intangible	1,265,543	(966,625)	298,918
Total	$3,970,934	$(2,752,993)	$1,217,941

Aggregate amortization expense was $390,706, $411,990 and $470,070 for 2011, 2010 and 2009.

Estimated amortization expense for each of the next five years:

2012	$338,877
2013	283,441
2014	141,974
2015	103,457
2016	67,539